SUPPLEMENTARY STATEMENT OF OPERATIONS INFORMATION (Geographic Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 1,646	$ 2,050
Long-lived assets	2	5	67
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues			222
Long-lived assets	2	5	67
Taiwan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		1,594	1,828
Other Foreign Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 52